Taxes - Schedule of Net Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Net Deferred Tax Assets and Liabilities [Abstract]
Allowance for credit loss	$ 3,019	$ 2,421
Inventories valuation allowance	14,710	12,676
Operating lease liabilities	4,062	5,012
Deferred tax assets	21,791	20,109
Right-of-use asset	(4,802)	(5,720)
Depreciation	(245,978)	(235,940)
Deferred tax liabilities	(250,780)	(241,660)
Net deferred tax liabilities	$ (228,989)	$ (221,551)